Description of Organization, Business Operations and Basis of Presentation - Additional Information (Detail) - USD ($)		2 Months Ended	5 Months Ended	9 Months Ended
	Dec. 15, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Aug. 11, 2020
Shares issued during period new issues	17,250,000
Share price	$ 10.20
Proceeds from initial public offering	$ 172,500,000		$ 172,500,000
Proceeds from issuance of common stock	$ 176,000,000.0
Investment maturity period	185 days
Share redemption price per share			$ 10.20	$ 10.20
Cash			$ 1,242,226	$ 396,362
Working capital deficit			1,400,000	$ 74,000
Issuance of common stock to sponsor		$ 25,000	$ 25,000
Offering costs	$ 9,200,000
Threshold percentage on fair market value of net assets held In trust account for business combination			80.00%	80.00%
Threshold percentage on purchase of outstanding voting shares for business combination			50.00%	50.00%
Net tangible assets required for business combination			$ 5,000,001	$ 5,000,001
Threshold number of days allowed to consummate business combination			18 months	18 months
Minimum interest on trust deposits eligible to pay dissolution expenses			$ 100,000	$ 100,000
Deferred underwriting expense	6,900,000
Underwriting commission reimbursement	$ 1,700,000
Franchise tax payable			83,836	173,872
Inspirato [Member]
Business Combination, Consideration Transferred				1,070,000,000.00
Business Combination, Valuation adjusted upward				20,000,000
Private Placement Warrant [Member]
Warrants issued during the period	7,175,000
Warrants issued price per warrant	$ 1.00
Proceeds from issuance of warrants	$ 7,200,000
Sponsor [Member]
Issuance of common stock to sponsor			$ 25,000
Debt face amount					$ 400,000
Minimum [Member] | Inspirato [Member]
Business Combination, Integration Related Costs				$ 15,000,000
IPO [Member]
Shares issued during period new issues	17,250,000
Share price	$ 10.00
Maximum percentage of shares redeemed without prior consent from company			15.00%	15.00%
Maximum percentage of shares redeemed on non completion of business combination			100.00%	100.00%
Over-Allotment Option [Member]
Shares issued during period new issues	2,250,000
Common Class A [Member]
Proceeds from initial public offering			$ 172,500,000	$ 172,500,000
Common Class A [Member] | Private Placement Warrant [Member]
Warrants issued during the period	7,175,000
Previously Reported [Member]
Net tangible assets required for business combination				$ 5,000,001